Goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 14, 2016
Goodwill and Intangible assets
Amortization expense		$ 8,703,000	$ 9,495,000
Gerchen Keller Capital (GKC)
Goodwill and Intangible assets
Goodwill, beginning balance	$ 134,032,000	133,999,000
Foreign exchange gains	(13,000)	33,000
Goodwill, ending balance	134,019,000	134,032,000	133,999,000
Intangible asset acquired				$ 39,666,000
Amortization expense	0	8,703,000	9,495,000
Goodwill impairment	0	0
Impairment of intangible assets	0	0	0
Capital Provision | Gerchen Keller Capital (GKC)
Goodwill and Intangible assets
Goodwill, beginning balance	107,991,000	107,991,000
Goodwill, ending balance	107,991,000	107,991,000	107,991,000
Asset Management and Other services | Gerchen Keller Capital (GKC)
Goodwill and Intangible assets
Goodwill, beginning balance	25,020,000	25,020,000
Goodwill, ending balance	25,020,000	25,020,000	25,020,000
Other Corporate. | Gerchen Keller Capital (GKC)
Goodwill and Intangible assets
Goodwill, beginning balance	1,021,000	988,000
Foreign exchange gains	(13,000)	33,000
Goodwill, ending balance	$ 1,008,000	$ 1,021,000	$ 988,000